Investment Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Available for Sale and Held to Maturity Investment

The amortized cost of investment securities and the approximate fair value at December 31, 2014 and 2013 were as follows:

SUMMARY OF INVESTMENT SECURITIES

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2014
Available for sale:
U.S. Treasury securities	$2,499	$4	$—	$2,503
U.S. Government agency securities	4,973	—	(187)	4,786
U.S. Government agency mortgage-backed securities	263,215	2,992	(1,051)	265,156
Other mortgage-backed securities	265	—	—	265
State and municipal securities	28,981	1,941	—	30,922
Trust preferred securities	12,014	—	(2,604)	9,410
Collateralized Loan Obligations	69,931	—	(1,328)	68,603
Other securities	12,855	—	—	12,855

Total available for sale	394,733	4,937	(5,170)	394,500

Held to maturity:
U.S. Government agency mortgage-backed securities	239	12	—	251
Other securities	250	—	—	250

Total held to maturity	489	12	—	501

Total investment securities	$395,222	$4,949	$(5,170)	$395,001

December 31, 2013
Available for sale:
U.S. Treasury securities	$2,496	$4	$—	$2,500
U.S. Government agency securities	4,969	—	(562)	4,407
U.S. Government agency mortgage-backed securities	325,316	1,043	(8,295)	318,064
Other mortgage-backed securities	277	16	—	293
State and municipal securities	29,240	1,213	—	30,453
Trust preferred securities	12,626	—	(4,659)	7,967
Collateralized Loan Obligations	73,915		(686)	73,229
Other securities	3,184	—	—	3,184

Total available for sale	452,023	2,276	(14,202)	440,097

Held to maturity:
U.S. Government agency mortgage-backed securities	431	11	—	442
Other securities	250	—	—	250

Total held to maturity	681	11	—	692

Total investment securities	$452,704	$2,287	$(14,202)	$440,789

Gross Unrealized Losses by Investment Category

The following table provides the gross unrealized losses and fair value, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position at December 31, 2014 and 2013:

GROSS UNREALIZED LOSSES BY INVESTMENT CATEGORY

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
December 31, 2014

U.S. Government agency securities	$—	$—	$4,786	$(187)	$4,786	$(187)
U.S. Government agency mortgage-backed securities	7,801	(35)	33,453	(1,016)	41,254	(1,051)
Trust preferred securities	—	—	9,410	(2,604)	9,410	(2,604)
Collateralized Loan Obligations	23,710	(256)	44,894	(1,072)	68,604	(1,328)

Total	$31,511	$(291)	$92,543	$(4,879)	$124,054	$(5,170)

December 31, 2013
U.S. Government agency securities	$—	$—	$4,407	$(562)	$4,407	$(562)
U.S. Government agency mortgage-backed securities	246,348	(7,374)	7,961	(921)	254,309	(8,295)
Other mortgage-backed securities	—	—	—	—	—	—
Trust preferred securities	—	—	7,967	(4,659)	7,967	(4,659)
Collateralized Loan Obligations	45,729	(686)	—	—	45,729	(686)

Total	$292,077	$(8,060)	$20,335	$(6,142)	$312,412	$(14,202)

Contractual Maturities of Investment Securities

The amortized cost and estimated fair value of the investment securities, by contractual maturity, at December 31, 2014 is shown below. Actual maturities will differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

CONTRACTUAL MATURITIES OF INVESTMENT SECURITIES

	Available for Sale		Held to Maturity
December 31, 2014	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$15,106	$15,109	$—	$—
Due after one year through five years	1,181	1,240	250	250
Due after five years through ten years	25,347	25,707	—	—
Due after ten years	89,619	87,023	—	—

Total investment securities, excluding mortgage- backed securities	131,253	129,079	250	250

U.S. Government agency mortgage-backed securities	263,215	265,156	239	251
Other mortgage-backed securities	265	265	—	—

Total investment securities	$394,733	$394,500	$489	$501